UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/13

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--88.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	b	9,964,257
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		68,493,017
Brazil Notas do Tesouro Nacional
Notes, Ser. B	BRL	6.00	8/15/50	17,600,000	c	17,610,054
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	148,980,000	c	148,326,372
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,750,000	c	2,808,035
Brazil Notas do Tesouro Nacional
Notes, Ser. F	BRL	10.00	1/1/23	26,720,000		10,209,337
Colombian Government,
Sr. Unscd. Bonds	COP	4.38	3/21/23	38,613,000,000		17,880,976
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	90,566,500,000		39,423,594
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	157,866,600,000		80,079,983
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	66,202,000,000		44,250,659
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	d	22,139,111
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	23,301,620,000		98,185,363
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	7,541,440,000		33,881,168
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	3,410,220,000		15,408,831
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000		28,464,175
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0312	MYR	3.20	10/15/15	25,800,000		7,851,557
Malaysian Government,

Sr. Unscd. Bonds, Ser. 0213	MYR	3.26	3/1/18	22,225,000		6,644,590
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		14,125,484
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0112	MYR	3.42	8/15/22	88,910,000		25,691,045
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0211	MYR	3.43	8/15/14	491,375,000		150,102,777
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000		29,627,738
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0212	MYR	3.89	3/15/27	40,000,000		11,624,166
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	320,760,000		99,893,340
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	172,170,000		53,096,919
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	51,547,000		20,218,236
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	542,835,000		41,744,503
Mexican Government,
Bonds, Ser. M	MXN	7.75	5/29/31	451,945,000		35,876,978
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	348,675,000		29,317,980
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	532,990,000		51,356,684
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/10/13	598,800,000	d	3,619,047
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/24/13	1,196,000,000	d	7,195,622
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	1,196,000,000	d	7,158,501
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	11/21/13	1,000,000,000	d	5,960,820
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	12/5/13	2,196,100,000	d	13,037,722
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	12/12/13	2,499,700,000	d	14,820,688
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/19/13	600,000,000	d	3,547,805
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	1/2/14	448,600,000	d	2,635,274

Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	1/16/14	598,100,000	d	3,495,306
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	2/6/14	5,045,128,000	d	29,307,144
Nigerian Government,
Treasury Bills, Ser. omo	NGN	0.00	2/13/14	2,000,000,000	d	11,599,388
Nigerian Government,
Treasury Bills	NGN	0.00	2/20/14	500,000,000	d	2,891,307
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	4,369,007,000	d	23,793,770
Nigerian Government,
Bonds, Ser. 5YR	NGN	4.00	4/23/15	7,050,000,000		37,517,998
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	6,355,560,000		40,853,003
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	7,825,155,000		52,709,018
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	10,550,405,000		73,868,982
Peruvian Government,
Bonds	PEN	5.20	9/12/23	116,865,000		39,254,825
Peruvian Government,
Bonds	PEN	6.85	2/12/42	32,345,000		11,167,488
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	147,120,000		51,481,525
Peruvian Government,
Gtd. Bonds	PEN	6.95	8/12/31	233,300,000		83,088,520
Peruvian Government,
Bonds	PEN	7.84	8/12/20	55,425,000		22,186,969
Peruvian Government,
Bonds	PEN	8.20	8/12/26	218,575,000		92,817,730
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,277,674
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	875,700,000	b	68,851,347
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,563,000,000		84,880,886
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		13,118,274
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	61,800,000		18,472,254
Polish Government,

Bonds, Ser. 0416	PLN	5.00	4/25/16	152,500,000		49,273,913
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	79,000,000		25,895,491
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		20,951,896
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	112,270,000		38,145,331
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	70,220,000		23,080,123
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	175,080,000		54,598,815
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	1,098,900,000		32,673,817
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		27,160,686
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,697,700,000		51,113,001
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	1,571,400,000		47,659,164
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	602,575,000		16,741,457
Russian Government,
Bonds, Ser. 6208	RUB	7.50	2/27/19	965,500,000		29,662,036
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	1,381,075,000		42,305,064
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	948,500,000		28,770,005
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	2,039,610,000		62,691,364
South African Government,
Sr. Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	126,250,000	e	15,570,823
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	441,045,000		31,084,417
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	250,000,000		17,641,881
South African Government,
Sr. Unscd. Bonds, Ser. R208	ZAR	6.75	3/31/21	48,850,000		4,435,883
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	743,685,000		59,897,908
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	473,455,000		44,720,695

South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	64,260,000		6,064,965
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	392,435,000		38,915,666
South African Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	758,660,000		76,133,116
South African Government,
Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		45,525
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	142,800,000		12,956,515
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	758,270,000		85,763,313
Thai Government,
Sr. Unscd. Bonds	THB	3.63	5/22/15	1,230,000,000		38,693,912
Turkish Government,
Bonds	TRY	4.00	4/29/15	98,835,000	f	60,897,094
Turkish Government,
Bonds	TRY	8.00	1/29/14	125,500,000		61,464,991
Turkish Government,
Bonds	TRY	8.00	6/4/14	175,255,000		85,489,196
Turkish Government,
Bonds	TRY	9.00	1/27/16	81,540,000		39,435,164
Turkish Government,
Bonds, Ser. 2YR	TRY	10.00	12/4/13	205,000,000		101,406,499
Turkish Government,
Bonds	TRY	10.00	6/17/15	57,500,000		28,400,981
Turkish Government,
Bonds	TRY	11.00	8/6/14	113,660,000		56,641,844
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	15,839,500		1,255,326
Total Bonds and Notes
(cost $3,849,883,418)						3,460,543,693

Short-Term Investments--.3%
U.S. Treasury Bills;
0.05%, 1/2/14
(cost $11,970,088)				11,972,000	[g]	11,970,994

Other Investment--5.3%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $207,121,388)	207,121,388 [h]	207,121,388
Total Investments (cost $4,068,974,894)	94.1%	3,679,636,075
Cash and Receivables (Net)	5.9%	229,326,690
Net Assets	100.0%	3,908,962,765

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN-- Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN--Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities were valued at $78,815,604 or 2.0% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by a broker as collateral for open forward foreign currency exchange contracts.
h Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized depreciation on investments was $389,338,819 of which $8,498,575 related to appreciated investment securities and $397,837,394 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Turkey	11.1
Russia	10.7
South Africa	10.6

Malaysia	10.2
Nigeria	8.5
Peru	7.7
Mexico	6.6
Short-Term/Money Market Investments	5.6
Brazil	4.6
Colombia	4.6
Hungary	4.5
Poland	4.5
Philippines	2.5
Romania	1.4
Thailand	1.0
Uruguay	0
94.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
9/4/2013	a	46,400,000	18,915,614	19,424,211	508,597
10/2/2013	b	46,200,000	19,606,430	19,214,533	(391,897)

Chilean Peso,
Expiring:
9/13/2013	c	11,143,685,000	22,014,226	21,778,473	(235,753)
9/13/2013	d	5,000,000,000	9,910,803	9,771,666	(139,137)
9/27/2013	c	7,559,675,000	14,721,860	14,743,956	22,096

Euro,
Expiring:
9/27/2013	c	8,840,000	11,811,654	11,684,399	(127,255)
9/27/2013	d	45,125,000	60,264,438	59,644,629	(619,809)

Hungarian Forint,
Expiring:
9/27/2013	a	6,097,440,000	27,330,524	26,687,530	(642,994)
9/27/2013	e	18,892,675,000	84,235,125	82,690,247	(1,544,878)
9/27/2013	f	12,533,630,000	55,841,524	54,857,714	(983,810)

Mexican New Peso,
Expiring:
9/27/2013	a	1,545,875,000	118,697,068	115,404,209	(3,292,859)
9/27/2013	e	795,490,000	60,628,625	59,385,716	(1,242,909)

Nigerian Naira,
Expiring:
10/11/2013	g	2,900,000,000	17,742,429	17,475,041	(267,388)
10/23/2013	h	3,246,300,000	19,758,369	19,475,215	(283,154)

Polish Zloty,
Expiring:
9/27/2013	a	299,940,000	94,956,786	92,643,569	(2,313,217)

9/27/2013	c	62,145,000	19,321,171	19,194,954	(126,217)
9/27/2013	d	187,050,000	58,892,982	57,774,820	(1,118,162)
9/27/2013	e	84,965,000	26,765,266	26,243,452	(521,814)
9/27/2013	h	56,730,000	17,798,373	17,522,403	(275,970)
9/27/2013	i	170,955,000	53,616,653	52,803,499	(813,154)

Russian Ruble,
Expiring:
9/12/2013	e	1,502,000,000	44,725,276	44,943,873	218,597
9/27/2013	d	819,420,000	24,566,631	24,456,748	(109,883)
9/27/2013	e	382,000,000	11,449,981	11,401,330	(48,651)

Sales:			Proceeds ($)

Brazilian Real,
Expiring:
9/4/2013	b	46,400,000	20,041,443	19,424,210	617,233
10/2/2013	a	51,260,000	21,639,467	21,318,982	320,485

Chilean Peso,
Expiring
9/13/2013	b	16,644,600,000	31,810,976	32,529,094	(718,118)

Colombian Peso,
Expiring
9/27/2013	h	110,193,575,000	57,487,641	56,860,368	627,273

Czech Koruna,
Expiring:
9/27/2013	c	376,215,000	19,519,402	19,319,714	199,688
9/27/2013	d	1,034,800,000	53,857,964	53,139,935	718,029

Malaysian Ringgit,
Expiring:
9/27/2013	c	32,950,000	10,009,113	10,013,385	(4,272)
9/27/2013	h	65,240,000	19,698,853	19,826,198	(127,345)

Peruvian New Sol,
Expiring
9/27/2013	c	103,850,000	36,696,113	36,768,724	(72,611)

Philippine Peso,
Expiring
9/27/2013	i	651,960,000	14,740,222	14,616,341	123,881

Russian Ruble,
Expiring
9/27/2013	c	850,795,000	25,609,220	25,393,179	216,041

Thai Baht,
Expiring
9/27/2013	c	617,295,000	19,108,342	19,145,775	(37,433)
9/27/2013	e	2,598,115,000	80,955,816	80,582,097	373,719

Turkish Lira,
Expiring:
9/27/2013	b	13,745,000	6,845,692	6,706,579	139,113
9/27/2013	e	62,940,000	31,352,428	30,710,229	642,199
9/27/2013	i	147,330,000	73,633,437	71,886,527	1,746,910
9/27/2013	j	78,020,000	38,871,423	38,068,193	803,230

South African Rand,
Expiring
9/27/2013	e	403,360,000	39,102,827	39,065,472	37,355

Gross Unrealized Appreciation					7,314,446
Gross Unrealized Depreciation					(16,058,690)

Counterparties:

a	Goldman Sachs International
b	Morgan Stanley Capital Services
c	Barclays Bank
d	Deutsche Bank
e	JPMorgan Chase Bank
f	Royal Bank of Scotland
g	Standard Chartered Bank
h	Citigroup
i	Credit Suisse
j	UBS

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	3,460,543,693	-	3,460,543,693
Mutual Funds	207,121,388	-	-	207,121,388
U.S. Treasury	-	11,970,994	-	11,970,994
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	7,314,446	-	7,314,446
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(16,058,690)	-	(16,058,690)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--.3%
Thor Industries	8,450		432,893
Banks--2.5%
Bank of Hawaii	3,300		169,950
Commerce Bancshares	4,300		185,717
New York Community Bancorp	113,200		1,658,380
People's United Financial	18,760		266,767
Wells Fargo & Co.	35,300		1,450,124
			3,730,938
Capital Goods--5.6%
General Dynamics	2,960		246,420
General Electric	212,100		4,907,994
Lockheed Martin	1,910		233,822
Northrop Grumman	25,200		2,325,204
Raytheon	11,620		876,264
			8,589,704
Commercial & Professional Services--6.4%
Pitney Bowes	262,815		4,289,141
R.R. Donnelley & Sons	329,400		5,494,392
			9,783,533
Consumer Durables & Apparel--1.5%
Garmin	26,500		1,080,405
Hasbro	8,210		374,212
Leggett & Platt	6,200		179,304
Mattel	14,420		584,010
			2,217,931
Consumer Services--3.0%
H&R Block	121,390		3,387,995
Marriott International, Cl. A	5,200		207,948
Starwood Hotels & Resorts
Worldwide	11,550	a	738,507
Wynn Resorts	1,100		155,144
			4,489,594
Diversified Financials--5.4%
American Express	7,470		537,168
Ares Capital	178,600		3,139,788
JPMorgan Chase & Co.	46,255		2,337,265
McGraw-Hill Financial	5,490		320,451
SLM	75,700		1,816,043
			8,150,715
Energy--7.7%
Chevron	22,210		2,674,750
ConocoPhillips	40,015		2,652,994
Exxon Mobil	56,010		4,881,832
Phillips 66	5,500		314,050
RPC	22,500		321,300
Schlumberger	7,850		635,379

Valero Energy	7,900		280,687
			11,760,992
Food & Staples Retailing--5.3%
CVS Caremark	33,370		1,937,128
Wal-Mart Stores	67,890		4,954,612
Walgreen	25,540		1,227,708
			8,119,448
Food, Beverage & Tobacco--6.1%
Altria Group	156,220		5,292,734
Campbell Soup	6,800		293,624
ConAgra Foods	12,330		417,001
Dr. Pepper Snapple Group	6,010		269,008
Philip Morris International	36,390		3,036,382
			9,308,749
Health Care Equipment & Services--1.5%
Abbott Laboratories	21,680		722,594
Humana	2,120		195,210
Medtronic	17,550		908,212
St. Jude Medical	10,100		509,141
			2,335,157
Household & Personal Products--.6%
Procter & Gamble	11,250		876,262
Insurance--2.1%
Aflac	15,100		872,629
Cincinnati Financial	3,600		164,448
MetLife	27,850		1,286,391
Old Republic International	37,000		525,400
Prudential Financial	3,805		284,918
			3,133,786
Materials--3.0%
Freeport-McMoRan Copper & Gold	14,540		439,399
Southern Copper	147,856		4,066,040
			4,505,439
Media--1.3%
Gannett	36,250		873,262
Regal Entertainment Group, Cl. A	48,300		864,087
Viacom, Cl. B	2,990		237,884
			1,975,233
Pharmaceuticals, Biotech & Life Sciences--11.0%
AbbVie	6,230		265,460
Bristol-Myers Squibb	107,960		4,500,852
Eli Lilly & Co.	79,570		4,089,898
Johnson & Johnson	8,500		734,485
Merck & Co.	40,710		1,925,176
Pfizer	184,907		5,216,226
			16,732,097
Real Estate--5.1%
Annaly Capital Management	393,360	a	4,590,511
CBL & Associates Properties	27,850	a	534,720
Chimera Investment	52,700	a	154,938
CommonWealth	12,210	a	299,755
Hatteras Financial	28,550	a	522,465

HCP	4,200	a	171,066
Hospitality Properties Trust	18,640	a	503,653
MFA Financial	131,600	a	947,520
			7,724,628
Retailing--2.5%
American Eagle Outfitters	15,850		229,350
Dick's Sporting Goods	20,600		956,046
Foot Locker	11,350		365,470
Genuine Parts	3,070		236,421
Home Depot	25,140		1,872,679
The TJX Companies	3,600		189,792
			3,849,758
Semiconductors & Semiconductor Equipment--3.5%
Intel	188,045		4,133,229
Maxim Integrated Products	20,905		582,100
Texas Instruments	16,300		622,660
			5,337,989
Software & Services--6.7%
Activision Blizzard	21,700		354,144
CA	80,000		2,340,000
International Business Machines	4,640		845,733
Microsoft	167,585		5,597,339
Oracle	30,540		973,004
			10,110,220
Technology Hardware & Equipment--4.0%
Apple	4,510		2,196,596
Cisco Systems	23,300		543,123
Seagate Technology	89,100		3,414,312
			6,154,031
Telecommunication Services--5.8%
AT&T	131,460		4,447,292
Verizon Communications	77,970		3,694,219
Windstream	91,750		740,423
			8,881,934
Transportation--1.8%
Union Pacific	1,200		184,248
United Parcel Service, Cl. B	29,420		2,517,764
			2,702,012
Utilities--6.7%
Ameren	29,110		984,209
American Electric Power	108,910		4,661,348
CenturyLink	11,900		394,128
Consolidated Edison	5,540		311,514
Duke Energy	1,900		124,640
Edison International	6,300		289,107
Pepco Holdings	19,290		365,353
Pinnacle West Capital	20,850		1,131,530
Public Service Enterprise Group	9,160		296,967
Southern	12,350		514,007
Wisconsin Energy	26,050		1,069,092
			10,141,895
Total Common Stocks

(cost $139,503,804)		151,044,938

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,029,522)	2,029,522 [b]	2,029,522
Total Investments (cost $141,533,326)	100.7%	153,074,460
Liabilities, Less Cash and Receivables	(.7%)	(1,044,467)
Net Assets	100.0%	152,029,993

a	Investment in real estate investment trust.
b	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciated on investments was $11,541,134 of which $14,742,188 related to appreciated investment securities and $3,201,054 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.0
Energy	7.7
Software & Services	6.7
Utilities	6.7
Commercial & Professional Services	6.4
Food, Beverage & Tobacco	6.1
Telecommunication Services	5.8
Capital Goods	5.6
Diversified Financials	5.4
Food & Staples Retailing	5.3
Real Estate	5.1
Technology Hardware & Equipment	4.0
Semiconductors & Semiconductor Equipment	3.5
Consumer Services	3.0
Materials	3.0
Banks	2.5
Retailing	2.5
Insurance	2.1
Transportation	1.8
Consumer Durables & Apparel	1.5
Health Care Equipment & Services	1.5
Media	1.3
Money Market Investment	1.3
Household & Personal Products	.6
Automobiles & Components	.3
100.7

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	151,044,938	-	-	151,044,938
Mutual Funds	2,029,522	-	-	2,029,522

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)